Leases - Maturity profile of the Group's net investment in leases (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Leases
Gross investment in leases	€ 540	€ 578
Unearned finance income	(99)	(118)
Net investment in leases	441	460
Within one year
Leases
Gross investment in leases	109	106
In more than one year but less than two years
Leases
Gross investment in leases	86	82
In more than two years but less than three years
Leases
Gross investment in leases	61	59
In more than three years but less than four years
Leases
Gross investment in leases	52	51
In more than four years but less than five years
Leases
Gross investment in leases	50	42
In more than five years
Leases
Gross investment in leases	€ 182	€ 238